Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 05, 2023 ft²	Apr. 19, 2023 ft²	Nov. 16, 2022 ft²
Commitments and Contingencies [Line Items]
Sponsorship fee commitment	$ 11,000,000	$ 22,000,000	$ 37,000,000
Square feet of land (in Square Feet) | ft²	288,680			288,680	3,843	30,744
Accrued contingencies	$ 2,206,905	970,000
Contingent liability		$ 557,103
Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Sponsorship fee commitment	$ 90,000,000